Retirement And Pension Plans (Schedule Of Funded Status And The Amounts Recognized In The Consolidated Balance Sheets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Retirement And Pension Plans [Abstract]
Benefit obligations	¥ 190,257	¥ 180,868	¥ 165,637
Fair value of plan assets	161,505	138,986
Amounts recognized in the consolidated balance sheets-net	(28,752)	(41,882)
Accrued retirement and pension costs	(28,752)	(41,882)
Prepaid expenses for benefit plans, included in other assets
Amounts recognized in the consolidated balance sheets-net	¥ (28,752)	¥ (41,882)